Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Allowance for doubtful accounts receivables	$ 0	$ 0
Bad debt expense	$ 0	$ 0	$ 0